Income tax and social contribution (Tables)	9 Months Ended
Sep. 30, 2022
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax and social contribution expense
	For the nine-month period ended September 30,
	2022	2021
Earnings before income tax and social contribution	912	1,436
Expense of income tax and social contribution	(310)	(488)
Adjustments to reflect the effective rate
Tax fines	(1)	(1)
Share of profits	12	14
Interest on equity	-	22
ICMS subsidy - tax incentives (i)	176	-
Interest selic credits	-	81
Current period credit	25	-
Tax benefits	-	19
Effective income tax	(98)	(353)
Income tax and social contribution for the period
Current	(74)	(385)
Deferred	(24)	32
Income tax and social contribution expenses	(98)	(353)
Effective rate	10.7%	24.6%

(i)	The Company has tax benefits that are characterized as investment subsidies as provided for in Complementary Law n° 160/17 and Law n°. 12,973/14. In the nine-month period ended September 30, 2022, the Company excluded the IRPJ and CSLL calculation bases from the amount constituted in the tax incentive reserve (see note19.4).

Schedule of key components of deferred income tax and social contribution in the balance sheets
	As of
	As of September 30, 2022			December 31, 2021
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	155	-	155	167	-	167
Provision for legal proceedings	42	-	42	59	-	59
Exchange rate variation	-	(16)	(16)	-	(7)	(7)
Goodwill tax amortization	-	(317)	(317)	-	(317)	(317)
Fair value adjustment	-	(23)	(23)	1	-	1
Property, plant and equipment, intangible and investment properties	33	-	33	33	-	33
Unrealized gains with tax credits	4	-	4	-	(28)	(28)
Cash flow hedge	-	(39)	(39)	-	(26)	(26)
Lease net of right of use	120	-	120	150	-	150
Provision for restructuring	12	-	12	-	-	-
Provision of inventory	12	-	12	15	-	15
Others	40	-	40	-	(2)	(2)
Gross deferred income tax and social contribution assets (liabilities)	418	(395)	23	425	(380)	45
Compensation	(395)	395	-	(380)	380	-

Net deferred income tax and social contribution assets (liabilities), net	23	-	23	45	-	45

Schedule of estimates the recovery of the deferred tax assets
Years	Amounts
Up to 1 year	74
From 1 year to 2 years	202
From 4 years to 5 years	5
More than 5 years	137
418

Schedule of changes in deferred income tax and social contribution
	As of
	September 30, 2022	December 31, 2021
At the beginning of the period	45	(82)
Benefits (expenses) in the period	(24)	127
Tax over other comprehensive income	1	-
Others	1	-
At the end of the period	23	45